Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Equity
Summary of stock option activity

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2019	—	—	$—	—	—
Granted/Acquired	95,000	71,250	$5.00	3.00	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2020	95,000	71,250	$5.00	2.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
December 31, 2020 (unaudited)	95,000	71,250	$5.00	1.62	—

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2019	—	—	$—	—	—
Granted/Acquired	95,000	71,250	$5.00	3.00	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2020	95,000	71,250	$5.00	2.12	—

Summary of warrant activity

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2020	86,732	86,732	$4.89	3.88
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
December 31, 2020 (unaudited)	86,732	86,732	$4.89	3.37

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2020	86,732	86,732	$4.89	3.88